Investment Risks	Sep. 04, 2026
Acclivity Small Cap Value Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Small Cap Value Fund. The principal risks of investing in the Small Cap Value Fund are:

•	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

•	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

•	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

•	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Acclivity Small Cap Value Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Derivatives Risk. Derivative instruments (such as futures and options on futures) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Small Cap Value Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Small Cap Value Fund’s volatility. Even a small investment in derivatives, such as futures and options on futures, may give rise to leverage risk and can have a significant impact on the Small Cap Value Fund’s exposure to securities markets values. It is possible that the Small Cap Value Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Small Cap Value Fund to incur losses greater than those that would have occurred had derivatives not been used.

Acclivity Small Cap Value Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Equity Securities Risk. The Small Cap Value Fund invests primarily in common stock, which subjects the Small Cap Value Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Small Cap Value Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Small Cap Value Fund’s investments goes down, your investment in the Small Cap Value Fund decreases in value and you could lose money.

Acclivity Small Cap Value Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Acclivity Small Cap Value Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Small Cap Value Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; I the possibility that the counterparty will default in the performance of its obligations; and (f) if the Small Cap Value Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Small Cap Value Fund may have to sell securities at a time when it may be disadvantageous to do so.

Acclivity Small Cap Value Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Small Cap Value Fund invests. There is risk that these and other factors may adversely affect the Small Cap Value Fund’s performance. You could lose money by investing in the Small Cap Value Fund.

Acclivity Small Cap Value Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Management Risk. Management risk is the risk that the investment process used by the Small Cap Value Fund’s portfolio manager could fail to achieve the Small Cap Value Fund’s investment goal and cause an investment in the Small Cap Value Fund to lose value.

Acclivity Small Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Small Cap Value Fund may lose money and there may be a delay in recovering the loaned securities. The Small Cap Value Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Acclivity Small Cap Value Fund | Small Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Small-Sized Companies Risk. The Small Cap Value Fund invests in the stocks of small capitalization companies. The earnings and prospects of these companies are more volatile than larger companies. Small sized companies may experience higher failure rates than do larger companies.

Acclivity Small Cap Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Dynamic International Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic International Opportunity Fund. The principal risks of investing in the Dynamic International Opportunity Fund are:

•	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

•	Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

•	Equity Risk. The risks that could affect the value of the Dynamic International Opportunity Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Dynamic International Opportunity Fund or the ETFs in which it invests will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

o	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

o	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

•	Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

•	Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

•	Foreign Securities and Currency Risk. To the extent that the Dynamic International Opportunity Fund invests in ETFs that hold securities of foreign companies your investment is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

•	Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Dynamic International Opportunity Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Dynamic International Opportunity Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Dynamic International Opportunity Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

•	Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

•	High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

•	High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

•	Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Dynamic International Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

•	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

•       Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

•	Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

•	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

•	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

•	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Dynamic International Opportunity Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

•	Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic International Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic International Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

•	Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic International Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Derivatives Risk. The Dynamic International Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic International Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Dynamic International Opportunity Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Dynamic International Opportunity Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Dynamic International Opportunity Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Dynamic International Opportunity Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Dynamic International Opportunity Fund may have to sell securities at a time when it may be disadvantageous to do so.

Dynamic International Opportunity Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	General Market Risk. Foreign and domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic International Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic International Opportunity Fund’s performance. You could lose money by investing in the Dynamic International Opportunity Fund.

Dynamic International Opportunity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Management Risk. Management risk is the risk that the investment process used by the Dynamic International Opportunity Fund’s portfolio manager could fail to achieve the Dynamic International Opportunity Fund’s investment goal and cause an investment in the Dynamic International Opportunity Fund to lose value.

Dynamic International Opportunity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic International Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic International Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dynamic International Opportunity Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic International Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic International Opportunity Fund | Emerging Markets And Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Emerging Markets and Frontier Markets Risk. The Dynamic International Opportunity Fund may invest in ETFs that hold investments in emerging market and frontier markets instruments. Investments in emerging markets and frontier markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market and frontier market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Dynamic International Opportunity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Equity Risk. The risks that could affect the value of the Dynamic International Opportunity Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Dynamic International Opportunity Fund or the ETFs in which it invests will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

o	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

o	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Dynamic International Opportunity Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Fixed Income Securities Risk. When the Dynamic International Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic International Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Dynamic International Opportunity Fund | Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Foreign Risk. To the extent the Dynamic International Opportunity Fund invests in foreign securities by investing in ETFs that hold foreign securities the Dynamic International Opportunity Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Dynamic International Opportunity Fund | Foreign Securities And Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Foreign Securities and Currency Risk. To the extent that the Dynamic International Opportunity Fund invests in ETFs that hold securities of foreign companies your investment is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Dynamic International Opportunity Fund | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Fund of Funds Risk. The Dynamic International Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic International Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic International Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic International Opportunity Fund invests in addition to the Dynamic International Opportunity Fund’s direct fees and expenses. The Dynamic International Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic International Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

Dynamic International Opportunity Fund | Growth Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Growth Risk. The Dynamic International Opportunity Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic International Opportunity Fund’s return.

Dynamic International Opportunity Fund | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	High Yield Risk. The Dynamic International Opportunity Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic International Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic International Opportunity Fund may lose its entire investment.

Dynamic International Opportunity Fund | High Volatility In Rising Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	High Volatility in Rising Markets Risk. The Dynamic International Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic International Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Dynamic International Opportunity Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Interest Rate Risk. The risks associated with the Dynamic International Opportunity Fund include interest rate risk, which means that the prices of the Dynamic International Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

Dynamic International Opportunity Fund | Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic International Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Dynamic International Opportunity Fund | Leveraged Inverse And Inverse Leveraged E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•       Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic International Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic International Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic International Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Dynamic International Opportunity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions.

Dynamic International Opportunity Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Dynamic International Opportunity Fund | Portfolio Turnover Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Portfolio Turnover Risk. The Dynamic International Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a fund buying and selling all of the securities in its portfolio once during the course of a year. How long the Dynamic International Opportunity Fund holds a security in its portfolio is generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Dynamic International Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic International Opportunity Fund’s performance, and may produce increased taxable distributions. The distributions may be taxable as short-term capital gains which are taxed at ordinary income taxation rates rather than at the currently lower long-term capital gains taxation rates. It is likely that all or most of the distributions will be short-term capital gains.

Dynamic International Opportunity Fund | Real Estate Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Real Estate Investment Risk. The Dynamic International Opportunity Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Dynamic International Opportunity Fund | Small And Medium Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Small and Medium Sized Companies Risk. To the extent the Dynamic International Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic International Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic U.S. Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic U.S. Opportunity Fund. The principal risks of investing in the Dynamic U.S. Opportunity Fund are:

•	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

•	Equity Risk. The risks that could affect the value of the Dynamic U.S. Opportunity Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Dynamic U.S. Opportunity Fund or the ETFs in which it invests will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

o	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

o	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

•	Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

•	Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Dynamic U.S. Opportunity Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Dynamic U.S. Opportunity Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Dynamic U.S. Opportunity Fund may have to sell securities at a time when it may be disadvantageous to do so.

•	General Market Risk. Domestic and Foreign economic growth and market conditions, interest rate levels, political events terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

•	Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

•	High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

•	High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

•       Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

•	Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

•	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

•	Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

•	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

•	Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

•	Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic U.S. Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic U.S. Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

•	Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic U.S. Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Derivatives Risk. The Dynamic U.S. Opportunity Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Dynamic U.S. Opportunity Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Dynamic U.S. Opportunity Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Dynamic U.S. Opportunity Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Futures Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Dynamic U.S. Opportunity Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Dynamic U.S. Opportunity Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Dynamic U.S. Opportunity Fund may have to sell securities at a time when it may be disadvantageous to do so.

Dynamic U.S. Opportunity Fund | General Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	General Market Risk. Domestic and Foreign economic growth and market conditions, interest rate levels, political events terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events are among the factors affecting the securities markets in which the Dynamic U.S. Opportunity Fund invests. There is risk that these and other factors may adversely affect the Dynamic U.S. Opportunity Fund’s performance. You could lose money by investing in the Dynamic U.S. Opportunity Fund.

Dynamic U.S. Opportunity Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Management Risk. Management risk is the risk that the investment process used by the Dynamic U.S. Opportunity Fund’s portfolio manager could fail to achieve the Dynamic U.S. Opportunity Fund’s investment goal and cause an investment in the Dynamic U.S. Opportunity Fund to lose value.

Dynamic U.S. Opportunity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic U.S. Opportunity Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic U.S. Opportunity Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dynamic U.S. Opportunity Fund | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic U.S. Opportunity Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Dynamic U.S. Opportunity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Equity Risk. The risks that could affect the value of the Dynamic U.S. Opportunity Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Dynamic U.S. Opportunity Fund or the ETFs in which it invests will experience sudden, unpredictable drops in value or long periods of decline in value. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

o	Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors of such issuers.

o	Preferred Stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend on a preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. Because preferred stocks represent an equity ownership interest in an issuer, their value will usually react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.

Dynamic U.S. Opportunity Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Fixed Income Securities Risk. When the Dynamic U.S. Opportunity Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic U.S. Opportunity Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Dynamic U.S. Opportunity Fund | Fund Of Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Fund of Funds Risk. The Dynamic U.S. Opportunity Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic U.S. Opportunity Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic U.S. Opportunity Fund will indirectly bear fees and expenses charged by the ETFs in which the Dynamic U.S. Opportunity Fund invests in addition to the Dynamic U.S. Opportunity Fund’s direct fees and expenses. The Dynamic U.S. Opportunity Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic U.S. Opportunity Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

Dynamic U.S. Opportunity Fund | Growth Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Growth Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that invest in companies that appear to be growth. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of an ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic U.S. Opportunity Fund’s return.

Dynamic U.S. Opportunity Fund | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	High Yield Risk. The Dynamic U.S. Opportunity Fund invests in ETFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic U.S. Opportunity Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic U.S. Opportunity Fund may lose its entire investment.

Dynamic U.S. Opportunity Fund | High Volatility In Rising Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	High Volatility in Rising Markets Risk. The Dynamic U.S. Opportunity Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic U.S. Opportunity Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

Dynamic U.S. Opportunity Fund | Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

•       Interest Rate Risk. The risks associated with the Dynamic U.S. Opportunity Fund include interest rate risk, which means that the prices of the Dynamic U.S. Opportunity Fund’s fixed income ETF investments are likely to fall if interest rates rise.

Dynamic U.S. Opportunity Fund | Large Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Large-Cap Securities Risk. The Dynamic U.S. Opportunity Fund may invest in ETFs that hold stocks of large companies. Stocks of large companies as a group can fall out of favor with the market, causing the Dynamic U.S. Opportunity Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Dynamic U.S. Opportunity Fund | Leveraged Inverse And Inverse Leveraged E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Leveraged, Inverse and Inverse-Leveraged ETF Risk. If you invest in the Dynamic U.S. Opportunity Fund, you are exposed to the risks associated with leveraged, inverse and inverse-leveraged ETFs. Leveraged and inverse products are unique and involve additional risks and considerations not present in traditional investments. This includes the risk that an increase in the daily performance of an index corresponding to a leveraged, inverse and inverse-leveraged ETF will be leveraged. This means that the Dynamic U.S. Opportunity Fund’s investment in such ETF may be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower the Dynamic U.S. Opportunity Fund’s investment. On any given day, an investment in a leveraged or inverse product may produce a return very similar to the stated objective. However, because of the structure of these products, their rebalancing methodologies, and the math of compounding, extended holdings beyond one day or month, depending on the investment objective, can lead to results very different from a simple doubling, tripling, or inverse of the benchmark’s average return over the same period of time. This difference in results can be magnified in volatile markets. Further, investments in leveraged, inverse and inverse-leveraged ETFs that are held for longer periods, may have performance higher or lower than the index return times the fund multiple, due to compounding.

Dynamic U.S. Opportunity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Portfolio Turnover Risk. The Dynamic U.S. Opportunity Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Dynamic U.S. Opportunity Fund to incur higher brokerage costs, which may adversely affect the Dynamic U.S. Opportunity Fund’s performance, and may produce increased taxable distributions.

Dynamic U.S. Opportunity Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•	Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Dynamic U.S. Opportunity Fund | Real Estate Investment Risk [Member]
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•	Real Estate Investment Risk. The Dynamic U.S. Opportunity Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Dynamic U.S. Opportunity Fund | Small And Medium Sized Companies Risk [Member]
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•	Small and Medium Sized Companies Risk. To the extent the Dynamic U.S. Opportunity Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic U.S. Opportunity Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Dynamic U.S. Opportunity Fund | Sector Risk [Member]
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•	Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Dynamic U.S. Opportunity Fund may be overweight in certain sectors at various times.